Financial assets at fair value through other comprehensive income - Summary of changes in fair value through other comprehensive income financial assets (Details) - Financial assets at FVOCI - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Opening balance as at 1 January	€ 41,116	€ 31,625
Additions	21,091	19,995
Amortisation	77	31
Transfers and reclassifications	1	5
Changes in unrealised revaluations	509	725
Impairments	2	(1)
Reversals of impairments	(7)	6
Disposals and redemptions	(16,907)	(11,913)
Exchange rate differences	506	651
Other changes		(6)
Closing balance	46,389	41,116
FVOCI equity securities
Disclosure of financial assets [line items]
Opening balance as at 1 January	1,885	1,887
Additions	11	28
Amortisation
Transfers and reclassifications		5
Changes in unrealised revaluations	605	68
Impairments
Reversals of impairments
Disposals and redemptions	(1)	(2)
Exchange rate differences	62	(100)
Other changes
Closing balance	2,562	1,885
FVOCI debt instruments
Disclosure of financial assets [line items]
Opening balance as at 1 January	39,231	29,739
Additions	21,080	19,967
Amortisation	77	31
Transfers and reclassifications	1
Changes in unrealised revaluations	(96)	657
Impairments	2	(1)
Reversals of impairments	(7)	6
Disposals and redemptions	(16,906)	(11,912)
Exchange rate differences	443	751
Other changes		(6)
Closing balance	€ 43,827	€ 39,231